Income taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	$ 5,638	$ 3,105
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	5,600	3,100
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Tax loss carried forward	$ 28,200	$ 13,600